Commitments	12 Months Ended
Dec. 31, 2024
Commitments
Commitments

15.Commitments

(i)The Corporation has leased premises with third parties. The minimum committed lease payments, which include the lease liability payments shown as base rent, are approximately as follows:

	Base rent	Variable rent	Total
2025	$55,376	$51,846	$107,222
2026	55,376	51,846	107,222
2027	55,376	51,846	107,222
2028	46,146	43,205	89,351
	$212,274	$198,743	$411,017

(ii)The Corporation has signed various agreements with consultants to provide services. Under the agreements, the Corporation has the following remaining commitments.

2025	$166,844
Total	$166,844

(iii)	Pursuant to the terms of agreements with various other contract research organizations, the Corporation is committed for the following contract research services:

2025	$2,018,692
2026	52,039
2027	21,825
2028	30,096
Total	$2,122,652